Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 52		SFr 346
Restructuring expenses	103	SFr 157
Reclassifications	(25)		(346)
Utilization	70	23
Restructuring Reserve, Ending Balance	SFr 19	52
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	SFr 2		190
Restructuring expenses	58	50
Reclassifications	(3)		(190)
Utilization	36	4
Restructuring Reserve, Ending Balance	0	2
General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications		23
General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications		167
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	50		156
Restructuring expenses	25	69
Reclassifications	(22)		(156)
Utilization	34	19
Restructuring Reserve, Ending Balance	19	50
Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications		59
Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications		97
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	13	27
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	7	11
Unsettled pension obligation classified as pension liabilities
Restructuring provision
Restructuring expenses	(11)	38
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	62	75
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	37	6
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	32	6
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance	49		342
Restructuring expenses	113	122
Reclassifications	(25)		(342)
Utilization	63	23
Restructuring Reserve, Ending Balance	19	49
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance	2		190
Restructuring expenses	68	20
Reclassifications	(3)		(190)
Utilization	31	4
Restructuring Reserve, Ending Balance	0	2
Bank | General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications			23
Bank | General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications			167
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance	47		152
Restructuring expenses	26	66
Reclassifications	(22)		(152)
Utilization	32	19
Restructuring Reserve, Ending Balance	19	47
Bank | Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications			55
Bank | Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications			SFr 97
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	13	25
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	7	11
Bank | Unsettled pension obligation classified as pension liabilities
Restructuring provision
Restructuring expenses	4	8
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	58	72
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	32	6
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 31	SFr 6